Acquisition of subsidiaries - Assets and liabilities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2022	Jun. 30, 2023	Oct. 27, 2021
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Less: non-controlling interest		¥ 99
MINISO SG Pte. Ltd
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment	¥ 1,339
Right-of-use assets	10,467
Inventories	11,573
Trade and other receivables	12,852
Cash and cash equivalents	5,461
Trade and other payables	(25,387)
Lease liabilities	(15,313)
Total identifiable net assets acquired	992
Less: non-controlling interest	(99)
Total consideration transferred	¥ 893
YGF Investment
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment			¥ 10,290
Right-of-use assets			1,781,595
Prepayments for construction project			200,000
Trade and other receivables			58
Cash and cash equivalents			10,996
Trade and other payables			(964,558)
Total identifiable net assets acquired			¥ 1,038,381